Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments [Abstract]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities

The table set forth other information of the Group:

	December 31, 2024
	Corporate	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	13,133	18,335	1,729	(*)2,986	1,366	37,549

Total segments’ liabilities	399	17,076	1,354	1,131	-	19,960

(*)	Includes investments accounted for using the equity method of USD 268 thousand in relation to Zig Miami 54. In addition, includes loan to Zig Miami 54 in an amount of USD 1,756 thousand.

	December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	10,708	13,122	35,178	1,874	(*)3,444	(430)	63,896

Total segments’ liabilities	(867)	(4,483)	(25,723)	(2,015)	(605)	2,232	(31,461)

(*)	Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.
	Year ended December 31, 2024
	Corporate	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	364	26,941	1,551	1,002	-	29,858

Cost of revenues	-	(21,988)	(260)	(927)	-	(23,175)

Segment results – operating profit (loss)	4,352	(7,304)	(356)	(*) (1,753)	(2,956)	(8,017)

Non-operating income (loss)	34	(1,920)	-	10	(1,318)	(3,194)

Finance income (loss)	249	(1,111)	(34)	(60)	(95)	(1,051)

Profit (Loss) before taxes on income	4,635	(10,335)	(390)	(1,803)	(4,369)	(12,262)

Tax benefit	-	221	11	25	-	257

Segment results – net profit (loss)	4,635	(10,114)	(379)	(1,778)	(4,369)	(12.005)

(*)	Includes equity losses of USD 102 thousand in relation to Zig Miami 54.
	Year ended December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	-	10,008	79,613	2,103	-	-	91,724

Cost of revenues		(9,032)	(70,452)	(399)	-	-	(79,883)

Segment results – operating loss	(4,295)	(5,614)	(3,548)	(651)	(*) (3,446)	(5,767)	(23,321)

Non-operating income (loss)	446	2,739	-	-	-	(138)	3,047

Finance income (loss)	83	(110)	(1,605)	(82)	(25)	207	(1,532)

Loss before taxes on income	(3,766)	(2,985)	(5,153)	(733)	(3,471)	(5,698)	(21,806)

Tax benefit (expense) on income	3	(7)	66	12	-	-	74

Segment results – net loss	(3,763)	(2,992)	(5,087)	(721)	(3,471)	(5,698)	(21,732)

(*)	Includes equity losses of USD 209 thousand in relation to Polyrizon, of USD 85 thousand in relation to Zig Miami 54, of USD 543 thousand in relation to Parazero, of USD 1,176 thousand in relation to Laminera and USD 660 thousand in relation to Odysight.ai.